Common shares - Dividend payments (Details) - $ / shares			6 Months Ended
	Jun. 15, 2020	Mar. 13, 2020	Jun. 30, 2020	Jun. 30, 2019
Share-Based Payment Arrangements [Abstract]
Dividends paid per share (in USD per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.20